Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Changes in Fair Value of Capitalized MSRs

Changes in fair value of capitalized MSRs for the years ended December 31, are summarized as follows:

(Dollars in Millions)	2013	2012	2011
Balance at beginning of period	$1,700	$1,519	$1,837
Rights purchased	8	42	35
Rights capitalized	769	957	619
Changes in fair value of MSRs
Due to fluctuations in market interest rates (a)	617	(249)	(619)
Due to revised assumptions or models (b)	33	(21)	33
Other changes in fair value (c)	(447)	(548)	(386)
Balance at end of period	$2,680	$1,700	$1,519

(a)	Includes changes in MSR value associated with changes in market interest rates, including estimated prepayment rates and anticipated earnings on escrow deposits.
(b)	Includes changes in MSR value not caused by changes in market interest rates, such as changes in cost to service, ancillary income, and discount rate, as well as the impact of any model changes.
(c)	Primarily represents changes due to realization of expected cash flows over time (decay).

Sensitivity to Changes in Interest Rates to Fair Value of MSR's Portfolio and Related Derivative Instruments

The estimated sensitivity to changes in interest rates of the fair value of the MSRs portfolio and the related derivative instruments as of December 31 follows:

	2013						2012
(Dollars in Millions)	Down 100 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Up 100 bps	Down 100 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Up 100 bps
MSR portfolio	$(435)	$(199)	$(93)	$82	$154	$287	$(370)	$(217)	$(118)	$126	$249	$480
Derivative instrument hedges	399	194	91	(82)	(157)	(301)	473	249	124	(121)	(243)	(486)
Net sensitivity	$(36)	$(5)	$(2)	$–	$(3)	$(14)	$103	$32	$6	$5	$6	$(6)

MSRs and Related Characteristics by Portfolio

A summary of the Company’s MSRs and related characteristics by portfolio as of December 31 follows:

	2013				2012
(Dollars in Millions)	MRBP	Government	Conventional (b)	Total	MRBP	Government	Conventional (b)	Total
Servicing portfolio	$15,896	$41,659	$169,287	$226,842	$14,143	$39,048	$162,446	$215,637
Fair value	$180	$500	$2,000	$2,680	$154	$314	$1,232	$1,700
Value (bps) (a)	113	120	118	118	109	80	76	79
Weighted-average servicing fees (bps)	39	32	29	30	40	33	30	31
Multiple (value/servicing fees)	2.90	3.75	4.07	3.93	2.73	2.42	2.53	2.55
Weighted-average note rate	4.70%	4.24%	4.17%	4.22%	5.13%	4.57%	4.48%	4.54%
Weighted-average age (in years)	3.8	2.6	2.5	2.6	4.2	2.4	2.5	2.6
Weighted-average expected prepayment (constant prepayment rate)	13.5%	11.5%	10.9%	11.2%	13.2%	21.2%	20.4%	20.1%
Weighted-average expected life (in years)	6.2	6.9	7.2	7.1	6.1	4.2	4.1	4.2
Weighted-average discount rate	11.9%	11.2%	9.8%	10.2%	12.1%	11.4%	10.0%	10.4%

(a)	Value is calculated as fair value divided by the servicing portfolio.
(b)	Represents loans sold primarily to GSEs.